400 Howard Street P.O.Box 7101 San Francisco, CA 94105 Tel +1 415 670 7987 Fax +1 415 618 5462 edward.baer@blackrock.com

July 27, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares, Inc.

Securities Act File No. 33-97598

Investment Company Act File No. 811-09102

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filed on July 9, 2012 to the prospectuses for the iShares Emerging Markets Corporate Bond Fund, iShares Emerging Markets High Yield Bond Fund, iShares Global ex USD High Yield Corporate Bond Fund, iShares Global High Yield Corporate Bond Fund and iShares Emerging Markets Local Currency Bond Fund (the “Funds”). The purpose of the filing is to submit the 497 filed on July 9, 2012 in XBRL for the Funds.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-7987.

Very truly yours,

/s/ Edward Baer
Edward Baer

cc: Benjamin Haskin, Esq.